Acquisitions and other transactions (Details) $ in Millions, $ in Millions, $ in Millions											12 Months Ended
	Dec. 23, 2021 CAD ($) shares	Nov. 26, 2021 USD ($)	Apr. 16, 2021 USD ($) shares	Mar. 30, 2021 USD ($)	Mar. 08, 2021 USD ($) oz	Oct. 01, 2020 USD ($)	Sep. 23, 2020 USD ($)	Sep. 11, 2020 USD ($)	Sep. 01, 2020 USD ($) item oz	Mar. 20, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 23, 2021 USD ($)	Dec. 23, 2021 CAD ($)	Apr. 16, 2021 BRL (R$)	Mar. 30, 2021 AUD ($)	Dec. 29, 2020 USD ($)	May 31, 2020 USD ($)	Mar. 20, 2020 CAD ($)	Mar. 04, 2020
U.S. Oil & Gas Royalty Interest - Haynesville, Texas, USA
Acquisitions
Consideration transferred																	$ 135.0
Value of royalties generated by the acquired assets						$ 4.2
Amendment of Sabodala Gold Stream Agreement [Member]
Acquisitions
Ownership percentage of the project by Teranga																				90.00%
Amendment of Sabodala Gold Stream Agreement Fixed Stream [Member]
Acquisitions
Deliveries of ounces of refined gold threshold | oz									783.33
Deliveries of refined silver threshold ounces | oz									105,750
Refined gold delivery as percentage of production from stream area									6.00%
Amendment of Sabodala Gold Stream Agreement Variable Stream [Member]
Acquisitions
Deliveries of ounces of refined gold threshold | oz									105,750
Refined gold delivery as percentage of production from stream area									6.00%
Rio Baker (Salares Nortes) Royalty , Chile [Member]
Acquisitions
Percentage of NSR							2.00%
Option to buy back of NSR (as a percent)							0.50%
Contingent consideration recognised as of acquisition date							$ 8.0
Cash transferred							$ 5.0
Exposure to deposits							100.00%
Value of option to buy back of NSR							$ 4.0
Vale Royalty Debentures - Brazil
Acquisitions
Number of debentures acquired | shares			57,000,000
Consideration transferred			$ 538.0												R$ 3,049,500,000
Sgula Royalty - Cte d'Ivoire
Acquisitions
Consideration transferred				$ 15.2												$ 20.0
Percentage of NSR				1.20%
Option to buy back of NSR (as a percent)				50.00%												50.00%
Period to buy back of NSR				three years
Condestable Gold and Silver Stream Acquisition, Peru
Acquisitions
Consideration transferred					$ 165.0
Receive of refined gold quarterly as percentage of production from stream area | oz					8,760
Receive of refined silver quarterly as percentage of production from stream area | oz					291,000
Amount of one time special delivery					$ 118.8
Deliveries of ounces of refined gold threshold | oz					43,800
Deliveries of refined silver threshold ounces | oz					1,455,000
Condestable Gold and Silver Stream Acquisition, Peru Variable Phase 1 Deliveries of Stream
Acquisitions
Refined gold will receive as percentage of production from stream area					63.00%
Refined silver will receive as percentage of production from stream area					63.00%
Deliveries of ounces of refined gold threshold | oz					87,600
Deliveries of refined silver threshold ounces | oz					2,910,000
Condestable Gold and Silver Stream Acquisition, Peru, Fixed Phase 2 Deliveries of Stream
Acquisitions
Silver Purchase Price Upon Delivery Initial					20.00%
Refined gold delivery as percentage of production from stream area					25.00%
Refined silver delivery as percentage of production from stream area					25.00%
Alpala Royalty Northern Ecuador
Acquisitions
Consideration transferred								$ 100.0
Percentage of NSR								1.00%
Option to buy back of NSR (as a percent)								50.00%
Ownership percentage of the project by SolGold PLC								85
Ownership percentage of the project by Cornerstone Capital Resource Inc.								15
Loan extended																		$ 15.0
Island Gold Royalty Ontario, Canada
Acquisitions
Consideration transferred										$ 13.4									$ 19.0
Percentage of NSR										0.62%
South Central Oklahoma Oil Province And Sooner Trend Anadarko Basin Canadian And Kingfisher Countries
Acquisitions
Total contributions made											$ 22.4	$ 29.8
Cumulative investment in royalty acquisition venture											428.4
South Central Oklahoma Oil Province And Sooner Trend Anadarko Basin Canadian And Kingfisher Countries | Top
Acquisitions
Total cumulative investment											91.6
South Central Oklahoma Oil Province And Sooner Trend Anadarko Basin Canadian And Kingfisher Countries | Accounts payable
Acquisitions
Consideration transferred											$ 1.7	$ 10.2
Freeport Royalty Portfolio Interest
Acquisitions
Cash transferred									$ 30.6
Number of Royalty Portfolio Acquired | item									24
Skeena Resources Limited
Acquisitions
Consideration transferred													$ 17.2	$ 22.1
Percentage of NSR	1.00%
Number of shares acquired | shares	1,471,739
Percentage of right of first refusal	0.50%
Percentage of right to purchase	0.50%
Right to purchase	$ 22.5
Hudbay Minerals Inc. Rosemont Royalty Interest
Acquisitions
Consideration transferred		$ 19.5
Percentage of NSR		0.585%									2.085%
Contingent consideration recognised as of acquisition date		$ 12.5
Cash transferred		$ 7.0
Percentage of right to purchase		1.50%